Taxes (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate [Abstract]
PRC statutory rates	25.00%	25.00%
Preferential tax rates	(0.40%)	(5.40%)
R&D credits	0.30%	2.50%
Change in valuation allowance and others	(24.80%)	(18.50%)
Effective tax rate	0.10%	3.60%